Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 219,167,000	$ 246,078,000
Restricted cash		25,879,000	33,145,000
Trade accounts receivable, net of allowances of $10,529 and $10,911		147,398,000	127,980,000
Loans receivable, net of allowances of $11,938 and $2,064		15,385,000	8,907,000
Related party receivable		10,676,000	20,172,000
Other assets and prepaid expenses		46,621,000	50,759,000
Total current assets		465,126,000	487,041,000
Non-current assets
Other assets and prepaid expenses		69,784,000	82,406,000
Loans receivable, net of allowances of $473		1,185,000	0
Lease right-of-use assets		22,428,000	27,240,000
Property and equipment, net		15,532,000	17,285,000
Intangible assets, net		91,500,000	85,723,000
Goodwill		138,637,000	122,426,000
Total non-current assets		339,066,000	335,080,000
TOTAL ASSETS		804,192,000	822,121,000
Current liabilities
Accounts payable and accrued expenses		58,024,000	51,577,000
Travel accounts payable		287,426,000	263,530,000
Related party payable		37,472,000	34,772,000
Short-term debt and other financial liabilities		29,931,000	16,283,000
Deferred revenue		23,348,000	13,556,000
Other liabilities		114,221,000	79,014,000
Contingent liabilities		7,982,000	9,156,000
Lease liabilities		6,081,000	6,938,000
Total current liabilities		564,485,000	474,826,000
Non-current liabilities
Other liabilities		20,845,000	38,545,000
Contingent liabilities		30,593,000	25,281,000
Long-term debt and other financial liabilities		5,119,000	10,400,000
Lease liabilities		17,151,000	20,937,000
Related party liability		125,000,000	125,000,000
Total non-current liabilities		198,708,000	220,163,000
TOTAL LIABILITIES		763,193,000	694,989,000
Redeemable non-controlling interest		0	2,596,000
TOTAL MEZZANINE EQUITY		168,149,000	158,861,000
SHAREHOLDERS’ (DEFICIT)
Common stock	[1]	287,553,000	279,932,000
Additional paid-in capital		323,706,000	350,200,000
Other reserves		(728,000)	(728,000)
Accumulated other comprehensive loss		(16,092,000)	(18,065,000)
Accumulated losses		(643,322,000)	(574,801,000)
Treasury Stock		(78,267,000)	(68,267,000)
Total Shareholders’ (Deficit)		(127,150,000)	(31,729,000)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)		804,192,000	822,121,000
Series A Non-convertible Preferred Shares
Non-current liabilities
Non-convertible and convertible preferred shares		121,449,000	109,565,000
Series B Convertible Preferred Shares
Non-current liabilities
Non-convertible and convertible preferred shares		$ 46,700,000	$ 46,700,000

[1]

(1)	Represents 72,316 shares (in thousands) issued as of December 31, 2022 and 71,246 shares (in thousands) issued as of December 31, 2021. See Note 27.